                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

 Robert A. Crowley, President             Copy to:
 The Crowley Portfolio Group, Inc.        Bruce G. Leto, Esq.
 3201-B Millcreek Road                    Stradley, Ronon, Stevens & Young, LLP
 Wilmington, DE 19808                     2600 One Commerce Square
 (Name and Address of Agent for Service)  Philadelphia, PA 19103-7098

Date of fiscal year end:   November 30

Date of reporting period:  August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

August 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------
                                                                                  Market
                                                               Percent of         Value
Number of                                                      Net Assets       (Note 1-A)
Shares
               CORPORATE BONDS & NOTES
          Auto & Truck
              Daimler Chrysler Corp. Note
$250,000          4.75%, 01/15/08                                    2.36%        $255,000
              Ford Holdings
 500,000          7.350%, 11/07/11                                   4.52          487,000
 200,000          7.375%, 10/28/09                                   1.89          203,800
              General Motors Corp.
 200,000          7.200%, 01/15/11                                   1.78          192,000
              General Motors Nora Financial
 450,000          6.850%, 10/15/08                                   4.12          443,925
                                                             ------------     ------------
                                                                    14.67        1,581,725
          Banking
              Banque Paribas New York
  95,000          6.875%, 03/01/09                                    .95          102,267
                                                             ------------     ------------

          Chemical (Basic)
              Union Carbide Corp. Note
 150,000          6.700%, 4/01/09                                    1.43          154,500
                                                             ------------     ------------

          Computer Services
              Electronic Data Systems Corp.
 450,000          7.125%, 10/15/09                                   4.46          481,185
                                                             ------------     ------------

          Consumer Products
              American Greetings Corp.
 100,000          6.10%, 08/01/28                                     .96          103,450
                                                             ------------     ------------

          Cruise Lines
              Royal Caribbean Cruises
 300,000          7.000%, 10/15/07                                   2.92          314,340
                                                             ------------     ------------

          Diversified Company
              American Standard, Inc.
 100,000          7.375%, 02/01/08                                    .98          105,225
              Raychem Corp. Note
 200,000          8.200%, 10/15/08                                   2.02          218,000
                                                             ------------     ------------
                                                                     3.00          323,225
                                                             ------------     ------------

          Diversified Media Company
              Clear Channel Communication Note
 150,000          4.400%, 05/15/11                                   1.30          140,205
                                                             ------------     ------------

          Electronics Distribution
              Avnet Inc.
 150,000          8.000%, 11/15/06                                   1.45          156,225
                                                             ------------     ------------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

August 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------
                                                                                  Market
                                                               Percent of         Value
Number of                                                      Net Assets       (Note 1-A)
Shares
               CORPORATE BONDS & NOTES
          Financial Services
              CIT Group Inc. Medium Term Note
$200,000          4.750%, 12/15/10                                   1.88%         202,500
              Duke Capital Corp.
 275,000          7.500%, 10/01/09                                   2.81          302,830
              Household Finance Corp.
 200,000          6.500%, 11/15/08                                   1.97          212,480
              International Lease Finance Corp.
 200,000          5.875%, 05/01/13                                   1.96          211,700
 250,000          3.500%, 04/01/09                                   2.24          242,075
                                                             ------------     ------------
                                                                    10.86        1,171,585
                                                             ------------     ------------

          Hotel/Gaming Industry
              ITT Corp.
 200,000          6.750%, 11/15/05                                   1.87          201,700
              Harrahs Operating Company
 150,000          8.000%, 02/01/11                                   1.60          172,500
              Hilton Hotels Corp.
 150,000          7.950%, 04/15/07                                   1.46          157,755
                                                             ------------     ------------
                                                                     4.93          531,955
                                                             ------------     ------------

          Insurance (Diversified)
              American Financial Group
 121,000          7.125%, 04/15/09                                   1.21%         130,257
              Marsh & McLeannan Inc. Note
 100,000          6.250%, 03/15/12                                    .97          105,125
              Stancorp Financial Group Note
 110,000          6.875%, 10/01/12                                   1.11          119,845
              Unitrin, Inc. Senior Note
 250,000          5.750%, 07/01/97                                   2.38          256,375
                                                             ------------     ------------
                                                                     5.67          611,602
                                                             ------------     ------------

          Medical Supplies & Savings
              Bausch & Lomb, Inc.
 250,000          6.950%, 11/15/17                                   2.46          264,800
              Medco Health Solutions, Inc. Senior Note
 250,000          7.250%, 08/15/13                                   2.60          280,875
                                                             ------------     ------------
                                                                     5.06          545,675
                                                             ------------     ------------

          Miscellaneous Manufacturer
              Acuity Brands
 200,000          6.000%, 02/01/09                                   1.88          203,300
                                                             ------------     ------------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

August 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------
                                                                                  Market
                                                               Percent of         Value
Number of                                                      Net Assets       (Note 1-A)
Shares
               CORPORATE BONDS & NOTES
          Oil Industry
              Enron Oil & Gas Note
 155,000          6.500%, 12/01/07                                   1.51          162,518
              National Fuel Gas
 100,000          6.000%, 03/01/09                                    .97          105,100
              Seacor Smit Inc. Note
  98,000          7.200%, 09/15/09                                    .98          105,791
              Velero Logistics
 200,000          6.050%, 03/15/13                                   1.97          212,000
                                                             ------------     ------------
                                                                     5.43          585,409
                                                             ------------     ------------

          Pharmaceutical Industry
              American Home Products Note
 250,000          6.950%, 03/15/11                                   2.60          280,000
                                                             ------------     ------------

          Retail Store Industry
 150,000      Fortune Brands Inc.                                    1.47          158,475
                  6.250%, 04/01/08
              Sears, Roebuck Acceptance Corp. Note
 150,000          6.700%, 11/15/06                                   1.42          153,000
 100,000          6.125%, 01/15/06                                    .94          100,830
 250,000          6.250%, 05/01/09                                   2.35          253,625
 100,000          7.500%, 12/15/12                                    .97          105,150
              Tricon Global Restaurants
 100,000          7.650%, 05/15/08                                   1.01          108,550
                                                             ------------     ------------
                                                                     8.16          879,630
                                                             ------------     ------------

          Telecommunications Service Industry
              Ametek, Inc.
  95,000          7.200%, 07/15/08                                    .94          101,460
              GTE North, Inc.
 250,000          6.375%, 02/15/10                                   2.48          266,875
              Motorola, Inc.
 150,000          7.625%, 11/15/10                                   1.57          168,750
              New England Telephone & Telegraph
 250,000          5.875%, 04/15/09                                   2.40          259,125
              New York Telephone Co.
 200,000          6.000%, 04/15/08                                   1.93          208,600
                                                             ------------     ------------
                                                                     9.32        1,004,810
                                                             ------------     ------------
            Total Corporate Bonds & Notes (Cost $9,180,409)         85.05        9,171,088
                                                             ------------     ------------

          Government Agency Bonds
              Federal Home Loan Mortgage Corporation
 300,000          5.310%, 03/24/14                                   5.59          301,050
              Federal National Mortgage Association Note
 300,000          4.000%, 03/10/14                                                 301,860
                                                             ------------     ------------

            Total Government Agency Bonds (Cost $600,525)            5.59          602,910
                                                             ------------     ------------

            Total Investments (Cost $9,780,934)                     90.64        9,773,998
            Other Assets Less Liabilities                            9.36        1,009,262
                                                             ------------     ------------
              Net Assets                                           100.00       10,783,260
                                                             ------------     ------------

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------
                                                                                  Market
                                                               Percent of         Value
Number of                                                      Net Assets       (Note 1-A)
Shares
               GENERAL EQUITY FUNDS
          Aggressive Growth
   7,962      American Century Ultra                                 4.06          231,058
   9,362      Strong Opportunity                                     8.03          457,127
                                                             ------------     ------------
                                                                    12.09          688,185
                                                             ------------     ------------

          Balanced
  11,714      Columbia Balanced                                      4.48          254,662
   3,875      Dodge & Cox Balanced                                   5.54          315,405
                                                             ------------     ------------
                                                                    10.02          570,067
                                                             ------------     ------------

          Growth
   5,122      Dreyfus Disciplined                                    2.94          167,127
  10,160      Harbor Capital Appreciation                            5.41          307,842
   2,730      Nicholas                                               2.95          167,905
   6,202      Strong Growth                                          2.14          121,742
   9,662      T. Rowe Price Dividend Growth                          3.91          222,429
  10,777      T. Rowe Price Blue Chip                                5.91          336,559
   7,646      T. Rowe Price Mid Cap                                  7.22          411,076
                                                             ------------     ------------
                                                                    30.48        1,734,680
                                                             ------------     ------------

          Growth/Income
   8,311      American Century Growth & Income                       4.58          260,549
   3,944      Dodge & Cox Stock                                      9.37          533,172
  11,299      Vanguard Growth & Income                               6.17          350,833
                                                             ------------     ------------
                                                                    20.12        1,144,554
                                                             ------------     ------------

          Healthcare
   3,093      Vanguard Healthcare                                    7.56          430,316
                                                             ------------     ------------

          Foreign Equity
  19,104      American Century International Equity                  3.17       $  180,537
   5,564      Managers International Equity                          4.80          273,150
   6,551      Scudder Greater Europe                                 3.39          192,940
                                                             ------------     ------------
                                                                    11.36          646,527
                                                             ------------     ------------

            Total Investments (Cost $4,937,911)                     91.63        5,214,429
            Other Assets Less Liabilities                            8.37          476,055
                                                             ------------     ------------
            Net Assets                                             100.00       $5,690,484

================================================================================

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the disclosure  controls and procedures of The
     Crowley  Portfolio  Group,  Inc. (the  "Registrant") as of a date within 90 days of the filing date of this Form N-Q (the "Report"),  the  Registrant's
     Principal  Executive  Officer and Principal  Financial Officer believe that the  disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that  information  required to be disclosed by the Registrant in the
     Report is recorded, processed,  summarized and reported by the filing date, including ensuring that information  required to be disclosed in the Report is  accumulated  and  communicated  to the  Registrant's  officers that are making  certifications  in the  Report,  as  appropriate,  to allow  timely decisions  regarding  required  disclosure.  The  Registrant's  management, including  the  Principal  Executive  Officer and the  Principal  Financial
     Officer,  recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance of achieving the desired control objectives.

(b)  There were no changes in the  Registrant's  internal control over financial reporting  (as defined in Rule  30a-3(d)  under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially  affected, or are reasonably likely to materially  affect,  the Registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Separate  certifications for the principal  executive officer and principal financial  officer of the Registrant as required by Rule 30a-2(a) under the
     1940 Act are filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Crowley Portfolio Group, Inc.

By:  /s/Robert A. Crowley
     Robert A. Crowley
     President (Principal Executive Officer)
     The Crowley Portfolio Group, Inc.

Date:  October 27, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  Report  has been  signed  below by the following  persons on behalf of the  Registrant and in the capacities and on the dates indicated.

By:  /s/Robert A. Crowley
     Robert A. Crowley
     President (Principal Executive Officer)
     The Crowley Portfolio Group Inc.

Date:  October 27, 2005

By:  /s/Robert A. Crowley
     Robert A. Crowley
     Treasurer (Principal Financial Officer)
     The Crowley Portfolio Group Inc.

Date:  October 27, 2005